SUBSEQUENT EVENTS TO DECEMBER 31, 2021 - Cash dividends collected from associates (Details) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Dividends received		$ 166.0	$ 71.0	$ 143.0
Ver T.V. S.A. and Teledifusora San Miguel Arcangel S.A. [Member] | Cash dividends collected from associates
Disclosure of non-adjusting events after reporting period [line items]
Dividends received	$ 131.4
Dividends received directly from subsidiary	130.8
Dividends received indirectly from subsidiary	$ 0.6